INVENTORIES, NET	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
INVENTORIES, NET	7. INVENTORIES, NET

	As of December 31,
	2021	2022
	RMB	RMB
Merchandise and packing materials	91,496	60,043
Less: inventory write-downs	(6,996)	(5,392)

Total inventories, net	84,500	54,651